Common stock (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common stock
Schedule of shares of common stock reserved for the potential conversion of the Series A Preferred Stock and the Series B Preferred Stock and the exercise of stock options and stock awards

	June 30, 2012	December 31, 2011
Series A Preferred Stock	3,064,753	3,064,753
Series B Preferred Stock	6,770,563	—
Outstanding stock options and stock awards	686,542	617,633

	10,521,858	3,682,386

December 31, 2011
Series A Preferred Stock	3,064,753
Exercise of stock options and awards	617,633

3,682,386